Warrant liability (Details 1) - Derivative Financial Liability [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Risk free interest rate	3.99%	0.95%
Expected life of warrants (in years)	1 year 2 months 15 days	2 years 2 months 15 days
Expected annualized volatility	69.83%	78.39%
Forfeiture rate	0.00%	0.00%